Accrued liabilities	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Accrued liabilities
15. Accrued liabilities

	June 30, 2022	December 31, 2021
	€	€
Consulting, professional and audit liability	1,002,291	786,116
Clinical accrued liabilities	1,405,000	386,328
Manufacturing accrued liabilities	4,487,910	1,231,514
Pre-clinical accrued liabilities	99,000	398,468
Personnel related accruals	1,941,900	1,459,162
Other accrued liabilities	44,937	8,494

	8,981,038	4,270,082